DEBT AND CREDIT FACILITIES - Components of debt and credit facilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term borrowings (Note 10)	$ 16.5	$ 0.4	$ 0.6
Finance lease obligations	3.9	5.2	2.4
Financing obligations	23.5	22.5
Unamortized deferred financing costs	(40.6)	(39.6)	(44.6)
Unamortized original issue discount	(9.0)	(6.2)	(3.4)
Total debt	1,994.3	2,700.3	2,522.5
Less: Current portion of long-term debt	(11.4)	(13.2)	(11.2)
Short-term borrowings	(16.5)	(0.4)	(0.6)
Long-term debt	1,966.4	2,686.7	2,510.7
Secured Debt | Senior Secured Credit Facilities
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Unamortized deferred financing costs		(28.4)	(34.2)
Unamortized original issue discount		(2.9)	(3.4)
Secured Debt | Senior Secured Credit Facilities - US Dollar Term Loan
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Total Debt	0.0	873.0	882.0
Secured Debt | US Dollar Incremental Loan
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Total Debt		149.6
Unamortized deferred financing costs		(1.5)
Unamortized original issue discount		(3.3)
Secured Debt | Euro Term Loan
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Total Debt	0.0	1,146.9	1,062.5
Senior Notes
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Total Debt		548.5	503.0
Unamortized deferred financing costs		(9.7)	(10.6)
Line of credit | Revolving Credit Facility | Senior Secured Credit Facilities
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Total Debt	$ 0.0	$ 0.0	$ 120.0